Share capital - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 14, 2022 INR (₨)	Feb. 02, 2022 USD ($)	Mar. 31, 2021 ₨ / shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	373,037,667		373,037,667
Share premium	₨ 154,136	₨ 154,051	$ 1,875
Share premium account cancelled amount | ₨				₨ 9,128
Shares pending cancellation | ₨		(997)
Reduction in retained earnings due to shares repurchased into treasury | ₨	₨ 13,499	₨ 997
Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | (per share)	₨ 10	₨ 10	$ 0.01			₨ 10
Ordinary Shares | ReNew Power Private Limited
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			10
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			0.0001
Share repurchase program authorized amount | $					$ 250
Broker purchased share	26,354,973	1,655,300
Shares pending cancellation | ₨	₨ 13,499	₨ 997
Shares pending cancellation	1,655,300
Number of shares repurchased into treasury	28,010,273
Class A shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			$ 0.0001
Number of shares outstanding	254,673,898		254,673,898
Class B shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			$ 0.0001
Number of shares outstanding	1		1
Class C shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			$ 0.0001
Number of shares outstanding	118,363,766		118,363,766
Class D shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			$ 0.0001
Number of shares outstanding	1		1
Deferred shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares			$ 0.01
Number of shares outstanding	1		1